Asset Retirement Obligations	12 Months Ended
Dec. 31, 2011
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations
Asset Retirement Obligations

NRG's AROs are primarily related to the future dismantlement of equipment on leased property and environmental obligations related to nuclear decommissioning, ash disposal, site closures, and fuel storage facilities. In addition, NRG has also identified conditional AROs for asbestos removal and disposal, which are specific to certain power generation operations.

See Note 7, Nuclear Decommissioning Trust Fund, for a further discussion of NRG's nuclear decommissioning obligations. Consequently, accretion for the nuclear decommissioning ARO and amortization of the related ARO asset are recorded to the Nuclear Decommissioning Trust Liability to the ratepayers and are not included in net income, consistent with regulatory treatment.

The following table represents the balance of ARO obligations as of December 31, 2011, and 2010, along with the additions, reductions and accretion related to the Company's ARO obligations for the year ended December 31, 2011:

(In millions)
Balance as of December 31, 2010	$432
Revisions in estimates for current obligations	(10)
Spending for current obligations	(5)
Accretion — Expense	8
Accretion — Nuclear decommissioning	18
Balance as of December 31, 2011	$443